UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21327

Dreyfus Manager Funds II
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	08/31/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2017 (Unaudited)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 26.3%
Asset-Backed Ctfs./Auto Receivables - .7%
AmeriCredit Automobile Receivables Trust,
Ser. 2014-1, Cl. C, 2.15%, 3/9/20	585,000		586,332
AmeriCredit Automobile Receivables Trust,
Ser. 2015-3, Cl. C, 2.73%, 3/8/21	435,000		440,404
Capital Auto Receivables Asset Trust, Ser.
2014-1, Cl. C, 2.84%, 4/22/19	395,000		396,031
GM Financial Automobile Leasing Trust, Ser.
2015-1, Cl. B, 2.92%, 6/20/19	155,000		155,281
GM Financial Automobile Leasing Trust, Ser.
2015-1, Cl. C, 2.50%, 6/20/19	450,000		450,908
			2,028,956
Commercial Mortgage Pass-Through Ctfs. - .5%
Commercial Mortgage Trust, Ser. 2015-
LC19, Cl.A4, 3.18%, 2/10/48	555,000		571,766
Commercial Mortgage Trust, Ser. 2017-CD3,
Cl. A4, 3.63%, 2/10/50	465,000		494,512
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A,
LIBOR + 0.70%, 1.93%, 6/15/34	335,000	[a,b]	335,670
			1,401,948
Consumer Discretionary - .6%
21st Century Fox America, Gtd. Notes,
2.88%, 10/1/23	55,000		59,102
21st Century Fox America, Gtd. Notes,
2.75%, 11/15/37	175,000		233,261
Amazon.com, Sr. Unscd. Notes, 4.05%,
8/22/47	175,000	[b]	181,182
Charter Communication, Sr. Scd. Notes,
4.91%, 7/23/25	375,000		402,380
Comcast, Gtd. Notes, 6.50%, 11/15/35	135,000		177,841
Cox Communications, Sr. Unscd. Notes,
4.60%, 8/15/47	140,000	[b]	142,501
NBCUniversal Media, Gtd. Notes, 5.15%,
4/30/20	240,000		260,894
Sky, Gtd. Notes, 3.75%, 9/16/24	265,000	[b]	274,776
Time Warner, Gtd. Debs., 2.50%, 12/15/43	140,000		152,524
Consumer Staples - .6%
Anheuser-Busch InBev Finance, Gtd. Notes,
4.90%, 2/1/46	160,000		183,041
Kraft Heinz Foods, Gtd. Notes, 3.95%,
7/15/25	215,000		222,506
Kraft Heinz Foods, Gtd. Notes, 4.00%,
1/26/39	140,000		182,526
Newell Brands, Sr. Unscd. Notes, 4.20%,
4/1/26	65,000		69,371
Pernod Ricard, Sr. Unscd. Notes, 4.38%,
1/15/22	325,000	[b]	350,603

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 26.3% (continued)
Consumer Staples - .6% (continued)
Reynolds American, Gtd. Notes, 4.75%,
9/15/23	555,000		614,356
Wm Wrigley Jr., Sr. Unscd. Notes, 3.38%,
10/21/20	270,000	[b]	279,579
			1,901,982
Energy - .9%
BP Capital Markets, Gtd. Bonds, 2.32%,
2/13/20	460,000		465,426
ConocoPhillips, Gtd. Notes, 4.95%, 3/15/26	280,000		315,107
Energy Transfer Partners, Sr. Unscd. Notes,
4.90%, 2/1/24	340,000		365,378
Energy Transfer Partners, Sr. Unscd. Notes,
6.25%, 10/1/43	220,000		231,317
EQT, Sr. Unscd. Notes, 8.13%, 6/1/19	225,000		247,155
Kinder Morgan Energy Partners, Gtd. Notes,
6.88%, 9/15/40	205,000		239,143
Kinder Morgan Energy Partners, Gtd. Notes,
3.95%, 3/1/43	235,000		232,021
MPLX, Sr. Unscd. Notes, 4.13%, 3/1/27	110,000		111,696
MPLX, Sr. Unscd. Notes, 6.09%, 3/1/47	295,000		305,355
Spectra Energy Partners, Sr. Unscd. Notes,
2.95%, 9/25/18	90,000		90,933
Spectra Energy Partners, Sr. Unscd. Notes,
3.15%, 3/15/24	75,000		82,249
TransCanada Pipelines, Sr. Unscd. Notes,
2.25%, 10/16/23	215,000		228,369
			2,914,149
Financials - 2.8%
ABN AMRO Bank, Sr. Unscd. Notes, 2.50%,
10/30/18	265,000	[b]	267,380
American Express Credit, Sr. Unscd. Notes,
Ser. F, 2.60%, 9/14/20	185,000		188,475
American International Group, Sr. Unscd.
Notes, 4.88%, 6/1/22	375,000		414,978
Bank of America, Sr. Unscd. Bonds, 2.15%,
11/9/20	80,000		80,119
Bank of America, Sr. Unscd. Notes, 5.63%,
7/1/20	290,000		317,670
Bank of America, Sr. Unscd. Notes, 5.70%,
1/24/22	50,000		56,585
Bank of America, Sr. Unscd. Notes, 4.00%,
4/1/24	125,000		132,929
Bank of America, Sr. Unscd. Notes, 3.88%,
8/1/25	80,000		84,190
Bank of America, Sr. Unscd. Notes, 3.50%,
4/19/26	85,000		86,728
Bank of America, Sr. Unscd. Notes, LIBOR +
1.04%, 2.34%, 1/15/19	520,000	[a]	525,519
Capital One Bank USA, Sub. Notes, 3.38%,
2/15/23	300,000		306,046
Chubb INA Holdings, Gtd. Notes, 5.80%,
3/15/18	45,000		46,006
Citigroup, Sr. Unscd. Notes, 4.50%, 1/14/22	180,000		194,667
Citigroup, Sr. Unscd. Notes, 3.88%,
10/25/23	235,000		248,115

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 26.3% (continued)
Financials - 2.8% (continued)
Citigroup, Sr. Unscd. Notes, 4.65%, 7/30/45	260,000		287,243
Citigroup, Sr. Unscd. Notes, LIBOR + 1.45%,
3.89%, 1/10/28	110,000	[a]	113,862
Citigroup, Sub. Notes, 4.75%, 5/18/46	235,000		253,604
Cooperatieve Rabobank, Gtd. Notes, 3.75%,
7/21/26	250,000		255,770
Ford Motor Credit, Sr. Unscd. Notes, Ser. 1,
LIBOR + 0.83%, 2.06%, 3/12/19	365,000	[a]	366,271
Goldman Sachs Group, Sr. Unscd. Notes,
2.75%, 9/15/20	55,000		55,953
Goldman Sachs Group, Sr. Unscd. Notes,
LIBOR + 1.10%, 2.42%, 11/15/18	505,000	[a]	509,717
Goldman Sachs Group, Sr. Unscd. Notes,
LIBOR + 1.60%, 2.92%, 11/29/23	430,000	[a]	444,356
JPMorgan Chase & Co., Sr. Unscd. Notes,
4.50%, 1/24/22	235,000		255,613
JPMorgan Chase & Co., Sub. Notes, 4.38%,
10/1/27	485,000		517,172
KeyBank, Sr. Unscd. Bonds, 2.50%,
11/22/21	250,000		253,630
Morgan Stanley, Sr. Unscd. Bonds, 6.50%,
10/23/24	85,000		88,627
Morgan Stanley, Sr. Unscd. Notes, 3.75%,
2/25/23	220,000		230,927
Morgan Stanley, Sr. Unscd. Notes, 3.15%,
7/23/25	75,000		79,239
Morgan Stanley, Sr. Unscd. Notes, LIBOR +
1.18%, 2.49%, 1/20/22	110,000	[a]	111,254
Pacific LifeCorp, Sr. Unscd. Notes, 5.13%,
1/30/43	330,000	[b]	371,483
PNC Bank, Sr. Unscd. Notes, 2.20%, 1/28/19	250,000		251,716
Principal Financial Group, Gtd. Notes, 4.30%,
11/15/46	125,000		132,788
Visa, Sr. Unscd. Notes, 3.15%, 12/14/25	365,000		376,205
Volkswagen International Finance, Gtd.
Notes, 1.60%, 11/20/17	215,000	[b]	214,929
Wells Fargo & Co., Sr. Unscd. Notes, 3.07%,
1/24/23	175,000		178,956
Wells Fargo & Co., Sub. Notes, 4.30%,
7/22/27	320,000		341,527
			8,640,249
Foreign/Governmental - .3%
Mexican Government, Sr. Unscd. Notes,
2.25%, 3/28/27	285,000		301,786
Mexican Government, Sr. Unscd. Notes,
0.13%, 3/8/44	120,000		125,520
Panama Government, Sr. Unscd. Bonds,
8.88%, 9/30/27	150,000		219,000
Uruguayan Government, Sr. Unscd. Notes,
2.95%, 10/27/27	215,000		232,754
			879,060
Health Care - 1.0%
Abbott Laboratories, Sr. Unscd. Notes,
4.90%, 11/30/46	170,000		191,025
AbbVie, Sr. Unscd. Notes, 3.20%, 5/14/26	190,000		190,213

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 26.3% (continued)
Health Care - 1.0% (continued)
Aetna, Sr. Unscd. Notes, 2.80%, 6/15/23	430,000		436,693
AmerisourceBergen, Sr. Unscd. Notes,
3.25%, 3/1/25	130,000		133,067
Celgene, Sr. Unscd. Notes, 3.55%, 8/15/22	215,000		225,954
Gilead Sciences, Sr. Unscd. Notes, 2.50%,
3/1/26	75,000		78,819
Gilead Sciences, Sr. Unscd. Notes, 2.14%,
3/1/46	410,000		459,376
Medtronic, Gtd. Notes, 4.63%, 3/15/45	260,000		296,299
Mylan, Gtd. Notes, 3.15%, 6/15/21	195,000		197,944
Shire Acquisitions Investments Ireland, Gtd.
Notes, 2.88%, 9/23/23	200,000		199,235
Teva Pharmaceutical Finance Netherlands
III, Gtd. Notes, 4.75%, 10/1/26	55,000	[c]	50,426
Thermo Fisher Scientific, Sr. Unscd. Notes,
4.50%, 9/19/26	195,000		193,174
UnitedHealth Group, Sr. Unscd. Notes,
3.38%, 7/15/45	155,000		181,037
Zimmer Biomet Holdings, Sr. Unscd. Notes,
3.55%, 4/1/25	215,000		218,810
			3,052,072
Industrials - .6%
BAE Systems Holdings, Gtd. Notes, 3.85%,
12/15/25	370,000	[b]	390,754
CSX, Sr. Unscd. Notes, 3.35%, 11/1/25	205,000		211,444
CSX, Sr. Unscd. Notes, 2.60%, 11/1/26	280,000		270,517
ERAC USA Finance, Gtd. Notes, 6.75%,
11/15/24	55,000	[b]	57,637
ERAC USA Finance, Gtd. Notes, 7.00%,
10/15/37	210,000	[b]	276,908
FedEx, Gtd. Notes, 4.40%, 1/15/47	205,000		211,145
General Electric, Sr. Unscd. Notes, LIBOR +
0.51%, 1.81%, 1/14/19	405,000	[a]	407,372
Waste Management, Gtd. Notes, 6.10%,
3/15/18	60,000		61,385
Waste Management, Gtd. Notes, 4.60%,
3/1/21	80,000		86,515
			1,973,677
Information Technology - .1%
Broadcom, Gtd. Notes, 3.00%, 1/15/22	300,000	[b]	304,960
Dell International, Sr. Scd. Notes, 6.02%,
6/15/26	70,000	[b]	78,275
Hewlett Packard Enterprise, Sr. Unscd.
Notes, 4.40%, 10/15/22	75,000		80,291
			463,526
Materials - .3%
Dow Chemical, Sr. Unscd. Notes, 3.15%,
10/1/44	430,000		459,016
LYB International Finance, Gtd. Bonds,
4.00%, 7/15/23	335,000		356,961
Mosaic, Sr. Unscd. Notes, 5.99%, 11/15/23	125,000	[c]	131,155
			947,132

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 26.3% (continued)
Municipal Bonds - .4%
Los Angeles Department of Water and
Power, Revenue (Build America Bonds),
5.72%, 7/1/39	120,000		157,759
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue (Build
America Bonds), 6.09%, 11/15/40	10,000		13,367
Metropolitan Transportation Authority,
Revenue (Build America Bonds), 6.55%,
11/15/31	225,000		301,975
New Jersey Economic Development
Authority, School Facilities Construction
Revenue, 4.45%, 6/15/20	425,000		437,448
New York City, GO (Build America Bonds),
5.99%, 12/1/36	135,000		178,165
			1,088,714
Real Estate - .5%
Alexandria Real Estate Equities, Gtd. Notes,
3.95%, 1/15/27	40,000		41,595
Alexandria Real Estate Equities, Gtd. Notes,
4.50%, 7/30/29	165,000		177,598
Columbia Property Trust, Gtd. Notes, 3.65%,
8/15/26	435,000		431,554
Digital Realty Trust, Gtd. Bonds, 3.70%,
8/15/27	160,000		163,070
Omega Healthcare Investors, Gtd. Notes,
5.25%, 1/15/26	185,000		198,859
Simon Property Group, Sr. Unscd. Notes,
5.21%, 9/1/25	210,000		217,862
Ventas Realty, Gtd. Notes, 3.10%, 1/15/23	210,000		212,665
Vereit Operating Partner, Gtd. Notes, 3.95%,
8/15/27	190,000		190,977
			1,634,180
Telecommunications - .5%
AT&T, Sr. Unscd. Notes, 4.90%, 8/14/37	345,000		350,256
AT&T, Sr. Unscd. Notes, 5.35%, 9/1/40	85,000		90,105
AT&T, Sr. Unscd. Notes, 5.45%, 3/1/47	430,000		455,256
Rogers Communications, Gtd. Notes, 4.10%,
10/1/23	205,000		220,238
Telefonica Emisiones, Gtd. Notes, 6.65%,
3/8/47	150,000		167,468
Verizon Communications, Sr. Unscd. Notes,
3.38%, 2/15/25	209,000	[b]	209,468
			1,492,791
U.S. Government Agencies - 1.0%
Federal Home Loan Mortgage Corp., Notes,
4.00%, 6/13/18	855,000	[d]	879,191
Federal National Mortgage Association,
Notes, 4.50%, 12/20/17	2,305,000	[d]	2,303,633
			3,182,824

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 26.3% (continued)
U.S. Government Agencies Mortgage-Backed - 6.9%
Federal Home Loan Mortgage Corp.:
0.88%, 12/1/41	608,140	[d]	635,016
3.50%, 4/1/22-11/1/46	872,643	[d]	894,257
4.88%, 3/1/42	205,373	[d]	214,403
8.00%, 11/1/44	2,398,757	[d]	2,499,553
Federal National Mortgage Association:
3.00%, 7/1/39-9/1/43	4,117,545	[d]	4,381,063
3.01%, 12/1/41	202,028	[d]	210,810
3.50%, 2/1/27-7/1/41	2,818,699	[d]	2,942,171
4.00%, 2/1/39-4/1/46	3,078,174	[d]	3,187,962
4.40%, 12/1/41	631,518	[d]	670,045
4.50%, 11/1/20-7/1/43	1,188,876	[d]	1,262,268
5.00%, 8/1/20-4/1/35	1,911,448	[d]	1,976,282
5.50%, 7/1/39-12/1/43	1,351,287	[d]	1,454,030
Government National Mortgage Association I:
5.50%, 4/15/33	24,950		28,288
Government National Mortgage Association II:
1.81%, 1/20/45	1,044,276		1,067,113
			21,423,261
U.S. Government Securities - 7.8%
U.S. Treasury Bonds, 1.88%, 2/15/36	2,370,000		3,120,022
U.S. Treasury Bonds, 1.09%, 2/15/46	60,000		57,264
U.S. Treasury Bonds, 1.75%, 8/15/46	525,000	[c]	473,956
U.S. Treasury Bonds, 2.88%, 11/15/46	55,000		56,620
U.S. Treasury Bonds, 2.75%, 8/15/47	155,000		155,720
U.S. Treasury Floating Rate Notes, 1.09%,
4/30/19	15,000	[a]	15,008
U.S. Treasury Inflation Protected Securities,
Notes, 3.95%, 4/15/21	4,320,030	[e]	4,341,672
U.S. Treasury Inflation Protected Securities,
Notes, 3.10%, 1/15/26	1,144,277	[e]	1,171,292
U.S. Treasury Notes, 4.75%, 7/15/20	6,700,000		6,715,179
U.S. Treasury Notes, 1.50%, 8/15/20	1,295,000		1,297,605
U.S. Treasury Notes, 3.15%, 3/31/22	1,175,000		1,185,098
U.S. Treasury Notes, 6.10%, 5/31/22	3,730,000		3,739,689
U.S. Treasury Notes, 3.38%, 2/15/27	515,000		520,884
U.S. Treasury Notes, 2.38%, 5/15/27	1,200,000	[c]	1,226,250
			24,076,259
Utilities - .8%
Dominion Resources, Sr. Unscd. Notes,
3.90%, 10/1/25	165,000		175,183
Dominion Resources, Sr. Unscd. Notes, Ser.
D, 2.85%, 8/15/26	485,000	[c]	472,320
Duke Energy, Sr. Unscd. Notes, 7.00%,
8/15/27	180,000		181,562
Exelon Generation, Sr. Unscd. Notes, 3.00%,
10/1/39	315,000		356,323
Iberdrola International, Gtd. Bonds, 6.75%,
7/15/36	205,000		272,000
Kentucky Utilities, First Mortgage Bonds,
5.00%, 10/1/45	105,000		114,779
Louisville Gas & Electric, First Mortgage
Bonds, 4.63%, 10/1/45	125,000		138,595
Nevada Power, Mortgage Notes, 5.65%,
8/1/18	90,000		93,963

	Principal
Description	Amount ($)		Value ($)
Bonds and Notes - 26.3% (continued)
Utilities - .8% (continued)
NiSource Finance, Gtd. Notes, 5.65%,
2/1/45	390,000		486,431
Sierra Pacific Power, Mortgage Notes, Ser. P,
6.75%, 7/1/37	25,000		34,197
			2,325,353
Total Bonds and Notes
(cost $79,441,580)			81,310,594
Description	Shares		Value ($)
Common Stocks - 60.5%
Consumer Discretionary - 4.7%
Amazon.com	1,977	[f]	1,938,646
Comcast, Cl. A	88,136		3,579,203
Delphi Automotive	9,520		917,728
Goodyear Tire & Rubber	34,687		1,051,016
Home Depot	5,689		852,610
Las Vegas Sands	27,636		1,719,236
Newell Brands	17,209		830,851
Nordstrom	9,339	[c]	416,706
Omnicom Group	22,818		1,651,567
Priceline Group	448	[f]	829,732
Ulta Beauty	3,046	[f]	673,196
			14,460,491
Consumer Staples - 3.7%
Coca-Cola	25,437		1,158,655
Coca-Cola European Partners	21,231		912,933
Conagra Brands	25,352		822,926
Costco Wholesale	10,977		1,720,535
Kellogg	39,572		2,590,383
Kraft Heinz	12,131		979,578
Molson Coors Brewing, Cl. B	12,115		1,087,321
Mondelez International, Cl. A	25,180		1,023,819
PepsiCo	10,003		1,157,647
			11,453,797
Energy - 4.8%
Anadarko Petroleum	29,900		1,223,807
EOG Resources	41,869		3,558,446
Halliburton	25,011		974,679
Hess	39,143		1,522,663
Occidental Petroleum	71,294		4,256,252
Phillips 66	30,106		2,523,184
Schlumberger	12,784		811,912
			14,870,943
Exchange-Traded Funds - .0%
iShares Russell 1000 Value ETF	1,067		123,548
Financials - 14.8%
Allstate	11,142		1,008,351
American Express	15,326		1,319,569
American International Group	16,473		996,287
Ameriprise Financial	5,525		765,268
Athene Holding, Cl. A	23,154		1,238,971
Bank of America	44,003		1,051,232
BB&T	22,176		1,022,092

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 60.5% (continued)
Financials - 14.8% (continued)
Berkshire Hathaway, Cl. B	44,141	[f]	7,996,584
Capital One Financial	6,472		515,236
Citigroup	71,632		4,873,125
Goldman Sachs Group	12,599		2,818,900
Hartford Financial Services Group	15,466		836,247
JPMorgan Chase & Co.	94,193		8,561,202
PNC Financial Services Group	12,776		1,602,238
Prudential Financial	28,314		2,890,293
Raymond James Financial	9,619		753,360
SunTrust Banks	19,064		1,050,426
Synchrony Financial	106,971		3,293,637
U.S. Bancorp	15,906		815,182
Voya Financial	60,359		2,307,525
			45,715,725
Health Care - 7.9%
Abbott Laboratories	27,893		1,420,869
Aetna	20,085		3,167,404
AmerisourceBergen	6,293		505,013
Biogen	1,002	[f]	317,193
BioMarin Pharmaceutical	9,105	[f]	821,180
Boston Scientific	18,750	[f]	516,562
Bristol-Myers Squibb	9,110		550,973
Celgene	11,769	[f]	1,635,067
Eli Lilly & Co.	6,494		527,897
Gilead Sciences	25,809		2,160,471
Humana	3,031		780,846
Johnson & Johnson	44,265		5,859,358
Merck & Co.	50,598		3,231,188
UnitedHealth Group	14,289		2,842,082
			24,336,103
Industrials - 5.8%
Delta Air Lines	34,039		1,606,300
Fortive	18,811		1,222,151
General Dynamics	6,422		1,293,070
Honeywell International	10,644		1,471,746
L3 Technologies	16,169		2,934,350
Quanta Services	69,264	[f]	2,488,656
Raytheon	11,620		2,114,956
Union Pacific	9,157		964,232
United Technologies	33,636		4,026,902
			18,122,363
Information Technology - 10.9%
Alphabet, Cl. A	833	[f]	795,715
Alphabet, Cl. C	4,409	[f]	4,141,506
Apple	34,308		5,626,512
Cisco Systems	160,934		5,183,684
Citrix Systems	6,324	[f]	494,600
Corning	35,968		1,034,440
eBay	14,903	[f]	538,445
Facebook, Cl. A	14,987	[f]	2,577,314
First Data, Cl. A	64,735	[f]	1,191,771
Fortinet	19,117	[f]	730,269
Harris	9,192		1,129,697
Microchip Technology	12,133	[c]	1,053,144
Microsoft	33,847		2,530,740
NVIDIA	5,290		896,338
Oracle	43,674		2,198,112

Common Stocks - 60.5% (continued)
Information Technology - 10.9% (continued)
Splunk	11,035	[c,f]	740,338
Square, Cl. A	35,047	[f]	915,077
Teradata	17,868	[c,f]	570,347
Texas Instruments	15,973		1,322,884
			33,670,933
Materials - 4.2%
Alcoa	7,113		312,118
CF Industries Holdings	43,444		1,259,442
Dow Chemical	36,730		2,448,054
Freeport-McMoRan	20,706	[f]	306,035
Martin Marietta Materials	3,681		780,335
Newmont Mining	63,907		2,450,194
Packaging Corporation of America	27,735		3,117,691
Vulcan Materials	19,155		2,322,735
			12,996,604
Real Estate - .6%
Lamar Advertising, Cl. A	15,819	[c,g]	1,052,913
Uniti Group	47,390		912,731
			1,965,644
Telecommunications - 1.9%
AT&T	157,800		5,911,188
Utilities - 1.2%
FirstEnergy	85,741		2,793,442
NRG Yield, Cl. A	49,613		902,460
			3,695,902
Total Common Stocks
(cost $158,094,590)			187,323,241
Description	Shares		Value ($)
Other Investments - 13.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $40,449,662)	40,449,662	[h]	40,449,662
Description
Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares
(cost $1,411,741)	1,411,741	[h]	1,411,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $279,397,573)	100.4%	310,495,238
Liabilities, Less Cash and Receivables	(0.4%)	(1,115,877)
Net Assets	100.0%	309,379,361

GO—General Obligation
LIBOR—London Interbank Offered Rate

[a]	Variable rate security—rate shown is the interest rate in effect at period end.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, these securities were valued at $3,736,105 or 1.21% of net assets.

[c]

Security, or portion thereof, on loan. At August 31, 2017, the value of the fund’s securities on loan was $4,904,106 and the value of the collateral held by the fund was $6,516,085, consisting of cash collateral of $1,411,741 and U.S. Government & Agency securities valued at $5,104,344.

[d]

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f]	Non-income producing security.
[g]	Investment in real estate investment trust.
[h]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Common Stocks	60.4
U.S. Government Agencies/Mortgage-Backed	15.7
Money Market Investments	13.6
Corporate Bonds	8.8
Asset-Backed	.7
Commercial Mortgage-Backed	.5
Municipal Bonds	.4
Foreign/Governmental	.3
Exchange-Traded Funds	.0
100.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Balanced Opportunity Fund
August 31, 2017 (Unaudited)

The following is a summary of the inputs used as of August 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	2,028,956	-	2,028,956
Commercial Mortgage-Backed	-	1,401,948	-	1,401,948
Corporate Bonds†	-	27,229,572	-	27,229,572
Equity Securities Domestic Common
Stocks†	187,199,693	-	-	187,199,693
Exchange-Traded Funds	123,548	-	-	123,548
Foreign Government	-	879,060	-	879,060
Municipal Bonds†	-	1,088,714	-	1,088,714
Registered Investment Companies	41,861,403	-	-	41,861,403
U.S. Government Agencies/Mortgage-
Backed	-	24,606,085	-	24,606,085
U.S. Treasury	-	24,076,259	-	24,076,259

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other

NOTES

investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2017, accumulated net unrealized appreciation on investments was $31,097,665, consisting of $34,650,083 gross unrealized appreciation and $3,552,418 gross unrealized depreciation.

At August 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds II

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 18, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 18, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)